RISK MANAGEMENT AND CONTROL OVER FINANCIAL REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
RISK MANAGEMENT AND CONTROL OVER FINANCIAL REPORTING [Abstract]
Summary of Fluctuation of The Main Currencies The Group
The following table shows the most relevant exchange rates against US Dollar that were used in the presentation of the consolidated financial statements:

		Closing rate December 31		Average rate for the year ended December 31
Country	ISO Code	2021	2020	2021	2020

Australia	AUD	0.725881	n.a.	0.751155	n.a.
China	CNY	0.156923	n.a.	0.155001	n.a.
England	GBP	1.349947	1.364960	1.375630	1.289690
Europe	EUR	1.131610	1.227100	1.183269	1.147000
India	INR	0.013436	n.a.	0.013532	n.a.
Israel	ILS	0.321935	0.311076	0.309246	0.292350
Mauritius	MUR	0.022863	n.a.	0.024009	n.a.
Mexico	MXP	0.048736	n.a.	0.049317	n.a.
Russia	RUB	0.013363	0.013416	0.013567	0.013618
Singapore	SGD	0.739551	0.756628	0.744369	0.726562